Dividends Declared (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Class of Stock [Line Items]
Common stock dividends declared						$ 137	$ 275	$ 299
Dividends per share amount declared	$ 0.58	$ 0.58	$ 1.15	$ 0.58	$ 0.58	$ 1.15	$ 2.30	$ 2.20